Tangible Assets (Details) R in Millions				12 Months Ended
	Feb. 14, 2019 USD ($)	Oct. 19, 2017 USD ($)	Oct. 19, 2017 ZAR (R)	Dec. 31, 2018 USD ($) $ / oz	Dec. 31, 2017 USD ($) $ / oz	Dec. 31, 2016 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				$ 3,742,000,000	$ 4,111,000,000
Additions
Impairment and derecognition of assets				104,000,000	288,000,000	$ 3,000,000
Ending balance				$ 3,381,000,000	$ 3,742,000,000	4,111,000,000
Long-term real gold price used in assumptions | $ / oz				1,239	1,240
Weighted average cost of capital used				8.30%	7.50%
Change in weighted average cost of capital used				0.20%
Consideration received in sale	$ (1)
Bottom of range
Additions
Life of mine plans				2 years
Top of range
Additions
Life of mine plans				41 years
Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				$ 1,583,000,000	$ 1,780,000,000
Additions
Ending balance				1,490,000,000	1,583,000,000	1,780,000,000
Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				1,586,000,000	1,784,000,000
Additions
Ending balance				1,301,000,000	1,586,000,000	1,784,000,000
Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				39,000,000	51,000,000
Additions
Ending balance				39,000,000	39,000,000	51,000,000
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				2,000,000	2,000,000
Additions
Ending balance				1,000,000	2,000,000	2,000,000
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				464,000,000	424,000,000
Additions
Ending balance				485,000,000	464,000,000	424,000,000
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				68,000,000	70,000,000
Additions
Ending balance				65,000,000	68,000,000	70,000,000
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				11,414,000,000	11,975,000,000	12,067,000,000
Additions
- project capital				177,000,000	156,000,000	93,000,000
- stay-in-business capital				467,000,000	665,000,000	611,000,000
- capitalised leased assets						2,000,000
Disposals				(39,000,000)	(21,000,000)	(91,000,000)
Transfers and other movements				(250,000,000)	(506,000,000)	(1,049,000,000)
Transfer to non-current assets and liabilities held for sale					(1,148,000,000)
Translation				(402,000,000)	293,000,000	342,000,000
Ending balance				11,367,000,000	11,414,000,000	11,975,000,000
Cost | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				5,562,000,000	5,943,000,000	6,282,000,000
Additions
- project capital				2,000,000	28,000,000	25,000,000
- stay-in-business capital				294,000,000	371,000,000	363,000,000
- capitalised leased assets						0
Disposals				(5,000,000)	(1,000,000)	(45,000,000)
Transfers and other movements				60,000,000	(168,000,000)	(884,000,000)
Transfer to non-current assets and liabilities held for sale					(785,000,000)
Translation				(239,000,000)	174,000,000	202,000,000
Ending balance				5,674,000,000	5,562,000,000	5,943,000,000
Cost | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				4,382,000,000	4,576,000,000	4,432,000,000
Additions
- project capital				0	3,000,000	4,000,000
- stay-in-business capital				20,000,000	37,000,000	54,000,000
- capitalised leased assets						2,000,000
Disposals				(30,000,000)	(20,000,000)	(46,000,000)
Transfers and other movements				(41,000,000)	(21,000,000)	25,000,000
Transfer to non-current assets and liabilities held for sale					(281,000,000)
Translation				(119,000,000)	88,000,000	105,000,000
Ending balance				4,212,000,000	4,382,000,000	4,576,000,000
Cost | Mine infrastructure | Assets held under finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				56,000,000	58,000,000
Additions
Ending balance				45,000,000	56,000,000	58,000,000
Cost | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				892,000,000	919,000,000	914,000,000
Additions
- project capital				0	0	0
- stay-in-business capital				3,000,000	0	1,000,000
- capitalised leased assets						0
Disposals				0	0	0
Transfers and other movements				0	(27,000,000)	0
Transfer to non-current assets and liabilities held for sale					(7,000,000)
Translation				(7,000,000)	7,000,000	4,000,000
Ending balance				888,000,000	892,000,000	919,000,000
Cost | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				5,000,000	5,000,000	5,000,000
Additions
- project capital				0	0	0
- stay-in-business capital				0	0	0
- capitalised leased assets						0
Disposals				(1,000,000)	0	0
Transfers and other movements				0	0	0
Transfer to non-current assets and liabilities held for sale					0
Translation				0	0	0
Ending balance				4,000,000	5,000,000	5,000,000
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				490,000,000	450,000,000	356,000,000
Additions
- project capital				175,000,000	125,000,000	64,000,000
- stay-in-business capital				149,000,000	257,000,000	192,000,000
- capitalised leased assets						0
Disposals				0	0	0
Transfers and other movements				(270,000,000)	(291,000,000)	(190,000,000)
Transfer to non-current assets and liabilities held for sale					(72,000,000)
Translation				(32,000,000)	21,000,000	28,000,000
Ending balance				512,000,000	490,000,000	450,000,000
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				83,000,000	82,000,000	78,000,000
Additions
- project capital				0	0	0
- stay-in-business capital				1,000,000	0	1,000,000
- capitalised leased assets						0
Disposals				(3,000,000)	0	0
Transfers and other movements				1,000,000	1,000,000	0
Transfer to non-current assets and liabilities held for sale					(3,000,000)
Translation				(5,000,000)	3,000,000	3,000,000
Ending balance				77,000,000	83,000,000	82,000,000
Assets pledged as security				10,000,000	11,000,000	12,000,000
Cost | Land and buildings | Assets held under finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				6,000,000	7,000,000
Additions
Ending balance				3,000,000	6,000,000	7,000,000
Accumulated amortisation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				7,672,000,000	7,864,000,000	8,009,000,000
Additions
Amortisation for the year				634,000,000	829,000,000	806,000,000
Impairment and derecognition of assets				104,000,000	253,000,000	3,000,000
Disposals				(35,000,000)	(21,000,000)	(86,000,000)
Transfers and other movements				(205,000,000)	(516,000,000)	(1,037,000,000)
Transfer to non-current assets and liabilities held for sale					(859,000,000)
Translation				(184,000,000)	122,000,000	169,000,000
Ending balance				7,986,000,000	7,672,000,000	7,864,000,000
Accumulated amortisation and impairments | First Uranium
Additions
Impairment and derecognition of assets				93,000,000	13,000,000
Accumulated amortisation and impairments | TauTona
Additions
Impairment and derecognition of assets				0	79,000,000
Accumulated amortisation and impairments | Kopanang
Additions
Impairment and derecognition of assets				0	35,000,000
Accumulated amortisation and impairments | Surface Operations
Additions
Impairment and derecognition of assets				1,000,000	9,000,000
Accumulated amortisation and impairments | Moab Khotsong
Additions
Impairment and derecognition of assets				0	112,000,000
Accumulated amortisation and impairments | Mponeng
Additions
Impairment and derecognition of assets				4,000,000	2,000,000
Accumulated amortisation and impairments | Obuasi
Additions
Impairment and derecognition of assets				5,000,000	0
Accumulated amortisation and impairments | Other
Additions
Impairment and derecognition of assets				1,000,000	3,000,000
Accumulated amortisation and impairments | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				3,979,000,000	4,163,000,000	4,488,000,000
Additions
Amortisation for the year				397,000,000	553,000,000	546,000,000
Impairment and derecognition of assets				0	182,000,000	1,000,000
Disposals				(5,000,000)	(1,000,000)	(43,000,000)
Transfers and other movements				(52,000,000)	(326,000,000)	(964,000,000)
Transfer to non-current assets and liabilities held for sale					(685,000,000)
Translation				(135,000,000)	93,000,000	135,000,000
Ending balance				4,184,000,000	3,979,000,000	4,163,000,000
Accumulated amortisation and impairments | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				2,796,000,000	2,792,000,000	2,618,000,000
Additions
Amortisation for the year				233,000,000	272,000,000	254,000,000
Impairment and derecognition of assets				104,000,000	62,000,000	2,000,000
Disposals				(27,000,000)	(20,000,000)	(43,000,000)
Transfers and other movements				(153,000,000)	(163,000,000)	(70,000,000)
Transfer to non-current assets and liabilities held for sale					(169,000,000)
Translation				(42,000,000)	22,000,000	31,000,000
Ending balance				2,911,000,000	2,796,000,000	2,792,000,000
Accumulated amortisation and impairments | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				853,000,000	868,000,000	862,000,000
Additions
Amortisation for the year				2,000,000	3,000,000	4,000,000
Impairment and derecognition of assets				0	8,000,000	0
Disposals				0	0	0
Transfers and other movements				0	(27,000,000)	0
Transfer to non-current assets and liabilities held for sale					(4,000,000)
Translation				(6,000,000)	5,000,000	2,000,000
Ending balance				849,000,000	853,000,000	868,000,000
Accumulated amortisation and impairments | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				3,000,000	3,000,000	2,000,000
Additions
Amortisation for the year				1,000,000	0	1,000,000
Impairment and derecognition of assets				0	0	0
Disposals				(1,000,000)	0	0
Transfers and other movements				0	0	0
Transfer to non-current assets and liabilities held for sale					0
Translation				0	0	0
Ending balance				3,000,000	3,000,000	3,000,000
Accumulated amortisation and impairments | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				26,000,000	26,000,000	29,000,000
Additions
Amortisation for the year				0	0	0
Impairment and derecognition of assets				0	1,000,000	0
Disposals				0	0	0
Transfers and other movements				0	0	(3,000,000)
Transfer to non-current assets and liabilities held for sale					(1,000,000)
Translation				1,000,000	0	0
Ending balance				27,000,000	26,000,000	26,000,000
Accumulated amortisation and impairments | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance				15,000,000	12,000,000	10,000,000
Additions
Amortisation for the year				1,000,000	1,000,000	1,000,000
Impairment and derecognition of assets				0	0	0
Disposals				(2,000,000)	0	0
Transfers and other movements				0	0	0
Transfer to non-current assets and liabilities held for sale					0
Translation				(2,000,000)	2,000,000	1,000,000
Ending balance				$ 12,000,000	$ 15,000,000	$ 12,000,000
Disposal groups classified as held for sale | Moab Khotsong
Additions
Consideration received in sale		$ 300,000,000
Disposal groups classified as held for sale | Kopanang
Additions
Consideration received in sale | R			R 100